UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number: 811-21189

Registrant Name: PIMCO NEW YORK MUNICIPAL INCOME FUND III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2006

Date of Reporting Period: December 31, 2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO New York Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
NEW YORK MUNICIPAL BONDS & NOTES–77.4%
$ 2,800	East Rochester Housing Auth. Rev., St. Mary's Residence Project, 5.375%, 12/20/22 (GNMA)	NR/AAA	$ 3,029,908
1,550	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, GO, 5.25%, 10/1/35	Aa3/A+	1,761,637
1,000	Long Island Power Auth., Electric System Rev., 5.00%, 9/1/27, Ser. C	A3/A−	1,040,560
1,000	Madison Cnty. Industrial Dev. Agcy, Colgate Univ. Rev., 5.00%, 7/1/35, Ser. A (AMBAC)	Aaa/AAA	1,047,710
5,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/31, Ser. F (MBIA)	Aaa/AAA	5,190,750
1,000	Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Rev., 6.375%, 6/1/35, (Pre-refunded @ $101, 6/1/10) (a)	Aaa/AAA	1,130,670
2,000	Nassau Cnty. Tobacco Settlement Corp., Rev., 6.60%, 7/15/39	Ba1/BBB−	2,115,760
7,195	New York City, GO, 5.00%, 3/1/33, Ser. I	A1/A+	7,368,328
5,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/32, Ser. A	Aa2/AA+	5,146,150
1,750	New York City Transitional Finance Auth., GO, 5.375%, 3/1/27, Ser. 1	A1/A+	1,874,740
2,995	New York Counties Tobacco Settlement Trust Rev., 5.625%, 6/1/35	Ba1/BBB	3,069,995
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,040,680
1,855	Sachem Central School Dist., GO, 5.00%, 6/15/30 (MBIA)	Aaa/AAA	1,938,123
	State Dormitory Auth. Rev.,
1,400	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	1,422,162
2,000	Columbia Univ., 5.00%, 7/1/24, Ser. A	Aaa/AAA	2,111,100
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	Aaa/AAA	2,341,147
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,090,560
3,250	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	3,127,410
2,040	Long Island Univ., 5.00%, 9/1/23, Ser. A (Radian)	Baa3/AA	2,112,216
4,000	Long Island Univ., 5.00%, 9/1/32, Ser. A (Radian)	Baa3/AA	4,113,680
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-MBIA)	Aaa/AAA	3,108,270
2,500	Memorial Sloan-Kettering Center, 5.00%, 7/1/34, Ser. 1	Aa2/AA	2,573,900
1,000	Mental Health Services Facs., 5.00%, 2/15/30, Ser. B (AMBAC)	AAA/AAA	1,043,830
2,000	Mount St. Mary College, 5.00%, 7/1/27 (Radian)	NR/AA	2,077,140
2,000	Mount St. Mary College, 5.00%, 7/1/32 (Radian)	NR/AA	2,062,980
1,000	New York Univ., 5.00%, 7/1/31, Ser. 2 (AMBAC)	Aaa/AAA	1,033,900
6,150	North General Hospital, 5.00%, 2/15/25	NR/AA−	6,353,995
1,000	North Shore L.I. Jewish Group, 5.50%, 5/1/33	A3/NR	1,061,090
1,000	NY & Presbyterian Hospital Rev., 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	1,015,870
3,740	Saint Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	3,866,749
1,000	School Dist. Financing, 5.00%, 10/1/30, Ser. D (MBIA)	Aaa/AAA	1,042,890
1,250	Skidmore College, 5.00%, 7/1/28 (FGIC)	Aaa/NR	1,315,312
3,600	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	A1/AA	3,904,884

PIMCO New York Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$ 1,250	Student Housing Corp., 5.125%, 7/1/34 (FGIC)	Aaa/AAA	$ 1,328,175
1,500	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	1,558,905
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,656,000
620	Winthrop Univ., Hospital Association, 5.50%, 7/1/32, Ser. A	Baa1/NR	649,413
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,125,080
1,900	State Urban Dev. Corp. Personal Income Tax Rev., 5.00%, 3/15/33, Ser. C-1 (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AA	2,067,181
1,000	State Urban Dev. Corp. Rev., 5.00%, 3/15/35, Ser. B	AA/AA	1,037,240
2,000	Warren & Washington Counties Industrial Dev. Agcy. Fac. Rev., Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,075,260
1,250	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34	NR/NR	1,314,325

	Total New York Municipal Bonds & Notes (cost–$93,944,905)		98,345,675

OTHER MUNICIPAL BONDS & NOTES–11.7%
	California–4.9%
5,560	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., GO, 6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	6,225,032
	District of Columbia–0.2%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	199,050
	Puerto Rico–5.8%
	Children's Trust Fund, Tobacco Settlement Rev.,
1,700	5.50%, 5/15/39	Baa3/BBB	1,726,282
580	5.625%, 5/15/43	Baa3/BBB	591,275
1,000	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A−	1,030,380
4,000	Public Building Auth. Rev., Government Facs., GO, 5.00%, 7/1/36, Ser. I (GTD)	Baa2/BBB	4,013,680
			7,361,617
	Rhode Island–0.4%
500	Tobacco Settlement Financing Corp., Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	522,955
	South Carolina–0.3%
370	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	417,445
	Washington–0.1%
135	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.625%, 6/1/32	Baa3/BBB	146,088

	Total Other Municipal Bonds & Notes (cost–$12,653,188)		14,872,187

NEW YORK VARIABLE RATE NOTES (b)(c)(d)–10.1%
1,555	Metropolitan Transportation Auth. Rev., 8.69%, 11/15/32, Ser. 862 (FGIC)	Aaa/NR	1,800,441
550	Mortgage Agcy. Rev., 7.71%, 10/1/27, Ser. 1199	Aa1/AA1	581,746
1,000	New York City Trust for Cultural Resources Rev., 9.925%, 2/1/34, Ser. 950 (FGIC)	Aaa/NR	1,215,650
1,205	State Dormitory Auth. Rev., 8.061%, 7/1/32	NR/NR	1,504,033

PIMCO New York Municipal Income Fund III

Schedule of Investments

December 31, 2005 (unaudited) (concluded)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	State Environmental Facs. Corp., State Clean Water & Drinking Rev.,
$ 1,005	6.368%, 7/15/23	NR/AAA	$ 1,141,298
1,775	6.368%, 7/15/27	NR/AAA	2,000,194
1,845	State Housing Finance Agcy. State Personal Income Tax Rev., 8.687%, 3/15/33, Ser. 859	NR/AA	2,656,708
700	State Urban Dev. Corp. Rev., 8.988%, 3/15/35	NR/AA	830,340
1,000	Triborough Bridge & Tunnel Auth. Rev., 8.69%, 11/15/32, Ser. 912 (MBIA)	NR/NR	1,164,640

	Total New York Variable Rate Notes (cost–$10,516,729)		12,895,050

U.S. TREASURY BILLS (f)–0.8%
1,025	3.81%-3.90%, 3/16/06 (cost–$1,016,838)		1,016,838

	Total Investments before options written (cost–$118,131,660)–100.0%		127,129,750

OPTIONS WRITTEN (e)–(0.0)%
Contracts
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
41	strike price $110, expires 2/24/06		(22,422)
93	strike price $111, expires 2/24/06		(23,250)
			(45,672)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
35	strike price $106, expires 2/24/06		(2,735)
93	strike price $107, expires 2/24/06		(14,531)
			(17,266)
	Total Options Written (premiums received–$87,134)		(62,938)

	Total Investments net of options written (cost–$118,044,526)–100.0%		$127,066,812

Notes to the Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Residual Interest/Tax Exempt Municipal Bonds – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2005.

(e)	Non-income producing.

(f)	All or partial amount segregated as initial margin on futures contracts or collateral for options written.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GNMA – insured by Government National Mortgage Association

GO – General Obligation Bond

GTD – Guaranteed

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

Radian – insured by Radian Guaranty, Inc.

Other Investments:

(1)	Futures contracts outstanding at December 31, 2005:

Type	Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: U.S. Treasury Notes 5 yr. Futures	$14,700	3/22/06	$36,094
Short: U.S. Treasury Bonds Futures	(20,200)	3/22/06	(431,883)
U.S. Treasury Notes 10 yr. Futures	(8,300)	3/22/06	(86,992)
			$(482,781)

(2)	Transactions in options written for the three months ended December 31, 2005:

	Contracts	Premiums
Options outstanding, September 30, 2005	446	$121,472
Options written	262	87,133
Options expired	(446)	(121,472)
Options outstanding, December 31, 2005	262	$87,134

Item 2.    Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 15, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 15, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 15, 2006